Related party transactions - Key Management Renumeration (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) payment tanker	Jun. 30, 2019 USD ($)
Related Party [Abstract]
Short-term employee benefits (salaries)	$ 6,626	$ 5,191
Share-based compensation	12,013	11,071
Total	$ 18,639	$ 16,262
Post-employment benefits, number of payments | payment	1
Post-employment benefits, number of months of salary paid	2 months
Key management personnel compensation, post-employment benefits	$ 0
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [table]
Number of guarantees for payment obligation of a related party bunker | tanker	7
Key management personnel compensation, post-employment benefits	$ 0
Scorpio Pools [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [table]
Maximum amount under guarantees for bunkers, in aggregate	$ 23,000
Minimum [Member]
Related Party [Abstract]
Change in control, annual bonus provided under employment agreement percentage	150.00%
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [table]
Change in control, annual bonus provided under employment agreement percentage	150.00%
Maximum [Member]
Related Party [Abstract]
Change in control, annual bonus provided under employment agreement percentage	250.00%
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [table]
Change in control, annual bonus provided under employment agreement percentage	250.00%